Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Defined Benefit Plan Disclosure [Line Items]
Total Revenue	$ 734,893	$ 1,783,130
Total Cost of revenue	480,521	944,706
Gross profit	254,372	838,424
Operating expenses:
Selling and marketing	50,170	73,614
General and administrative	292,259	309,250
Total operating expenses	342,429	382,864
Income (loss) from operations	(88,057)	455,560
Other Income (loss):
Interest income (expense), net	(49)	89
Other expenses, net	(1,825)	(1,059)
Other loss, net	(1,874)	(970)
Income (loss) before income taxes	(89,931)	454,590
Income taxes
Net income (loss)	(89,931)	454,590
Other Comprehensive Income (Loss):
Foreign currency translation adjustment	(1,872)	2,202
Comprehensive income (loss)	$ (91,803)	$ 456,792
Earnings (loss) per common share, basic	$ (0.00)	$ 0.01
Earnings (loss) per common share, diluted	$ (0.00)	$ 0.01
Weighted average number of shares outstanding, basic	45,518,000	45,512,323
Weighted average number of shares outstanding, diluted	45,518,000	45,512,323
Nonrelated Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Revenue	$ 724,539	$ 1,195,986
Total Cost of revenue	472,523	614,569
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Revenue	10,354	587,144
Total Cost of revenue	$ 7,998	$ 330,137